Deferred revenues	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenues

23.	Deferred revenues

The Group received amounts from business partners on exclusivity in the intermediation of additional or extended warranty services, and the subsidiary Sendas received amounts for the rental of back lights for exhibition of products from certain suppliers at its stores.

	2023	2022

Deferred revenue in relation to sale of real estate property	35	25
Services rendering agreement	35	50
Revenue from credit card operators and banks	131	129
Gift Card	40	47
Others	2	2
	243	253

Current	168	156
Non-current	75	97